Transactions with Related Parties - TMS Bulkers Ltd - TMS Offshore Services Ltd - TMS Tankers Ltd - TMS Cardiff Gas Ltd - TMS Dry Ltd (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Termination cost	$ 0		$ 0
Management Agreement
Management agreement term	5 years	5 years
Termination cost	$ 50,000,000
Contract termination or Change of Control
Management fee extra period	3 months	3 months
Change of control | Minimum
Termination payment period of fees	36 months	36 months
Change of control | Maximum
Termination payment period of fees	48 months	48 months
Tms Managers | New TMS Agreement
Construction supervisory fee	10.00%	10.00%
Extra superintendents fee per day	$ 572	€ 500
Commissions on charter hire agreements	1.25%	1.25%
Commission on purchase or sale price of vessels	1.00%	1.00%
Performance Bonus				$ 6,000,000
Setup Fee				$ 2,000,000
Financing and advisory commission	0.50%	0.50%
Consultancy agreement terms in year	10 years	10 years
Tms Managers | New TMS Agreement | Minimum
Annual management fee adjustment	3.00%	3.00%
Number of vessels acquired	20	20
Tms Managers | New TMS Agreement | Maximum
Annual management fee adjustment	5.00%	5.00%
Performance fees	$ 20,000,000
Tms Managers | New TMS Agreement | Up to 20 vessels
Management fixed fee per vessel per day	$ 1,643
Reduction in Management Fees	33.00%	33.00%
Tms Managers | New TMS Agreement | Above 20 vessels
Management fixed fee per vessel per day	$ 1,500